Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Feb. 20, 2024	Nov. 30, 2023	Jul. 16, 2023	Jun. 30, 2023	Apr. 30, 2022
Debt [Line Items]
Warrant exercise price (in Dollars per share)					$ 3.146	$ 5.6
Term of warrants expire	5 years	5 years
Warrant [Member]
Debt [Line Items]
Purchase of warrant				45,000
Warrant exercise price (in Dollars per share)				$ 1.94	$ 2.8		$ 50
Convertible Note Payable [Member]
Debt [Line Items]
Debt instrument principal amount (in Dollars)				$ 1,250,000
Warrant exercise price (in Dollars per share)			$ 1.2705	$ 1,940
Convertible Notes [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)			$ 1.2705
Interest rate	10.00%	10.00%
Default interest rate	12.00%	12.00%
Maturity date	Nov. 21, 2024	Nov. 21, 2024
Preferred stock of shares			84,729
Convertible Notes [Member] | Warrant [Member]
Debt [Line Items]
Purchase of warrant			157,094
Common Stock [Member] | Convertible Note Payable [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)				$ 1.94
Subsequent Event [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)			$ 1.2705
Subsequent Event [Member] | Convertible Notes [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)			$ 1,270.5000
Preferred stock of shares			84,729
Subsequent Event [Member] | Convertible Notes [Member] | Warrant [Member]
Debt [Line Items]
Purchase of warrant			157,094
Series A Preferred Stock [Member]
Debt [Line Items]
Stated value (in Dollars)	$ 3,300
Preferred stock of shares	256,968	0
Series A Preferred Stock [Member] | Convertible Debt [Member]
Debt [Line Items]
Stated value (in Dollars)	$ 3,750,000	$ 3,750,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Debt [Line Items]
Preferred stock of shares			84,729